Income Tax (Details) - Schedule of recognized deferred tax assets and liabilities - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax (Details) - Schedule of recognized deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability)	₪ 903	₪ 560
Balance of deferred tax assets (liability)	(178)	903
Recognized in profit or loss	(1,083)	347
Recognized in equity	2	(4)
Property Plant Equipment And Intangible Assets [Member]
Income Tax (Details) - Schedule of recognized deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability)	(336)	(323)
Balance of deferred tax assets (liability)	(284)	(336)
Recognized in profit or loss	52	(13)
Recognized in equity
Employee Benefits Plan [Member]
Income Tax (Details) - Schedule of recognized deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability)	268	165
Balance of deferred tax assets (liability)	298	268
Recognized in profit or loss	28	101
Recognized in equity	2	2
Carry Forward Losses DBS [Member]
Income Tax (Details) - Schedule of recognized deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability)	1,259	1,166
Balance of deferred tax assets (liability)		1,259
Recognized in profit or loss	(1,259)	93
Recognized in equity
Brand Names and Customers Relationship [Member]
Income Tax (Details) - Schedule of recognized deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability)	(304)	(488)
Balance of deferred tax assets (liability)	(238)	(304)
Recognized in profit or loss	66	184
Recognized in equity
Others [Member]
Income Tax (Details) - Schedule of recognized deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability)	16	40
Balance of deferred tax assets (liability)	46	16
Recognized in profit or loss	30	(18)
Recognized in equity		₪ (6)